Derivative Liability	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability
4	Derivative liability

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated condensed interim statement of loss and comprehensive loss.

The Company’s derivative liability is summarized as follows:

	Three months ended
	March 31,
	2019	2018
	$	$

Opening balance	76	5,549
Change in fair value of warrants	189	(2,160)

Closing balance	265	3,389
Less current portion	-	(5)

Long term portion	265	3,384

	Nine months ended
	March 31,
	2019	2018
	$	$

Opening balance	1,117	61,228
Change in fair value of warrants	(852)	(57,839)

Closing balance	265	3,389
Less current portion	-	(5)

Long term portion	265	3,384

The derivative liability consists of the following warrants:

	March 31, 2019
	Number of warrants	$

2015 Agent Warrants	2,177	265

Closing balance	2,177	265
Less current portion	-	-

Long-term portion	2,177	265

4       Derivative liability

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and remeasured at fair value each reporting period with the changes in fair value recorded in the consolidated statement of operations and comprehensive loss.

2013 Investor Warrants

During the quarter ended March 31, 2013 the Company issued an aggregate of 328,125 units at a purchase price of $32.00 per unit, for aggregate gross proceeds of $10,500,000. Each unit consisted of one share of common stock and one five-year warrant (the “2013 Investor Warrants”) to purchase one share of common stock at an initial exercise price of $32.00. The exercise price of the 2013 Investor Warrants is subject to adjustment in the event that the Company issues common stock at a price lower than the exercise price, subject to certain exceptions. The 2013 Investor Warrants are redeemable by the Company at a price of $0.04 per 2013 Investor Warrant at any time subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $64.00 per share with an average trading volume of 50,000 shares per day, and (ii) the underlying shares of common stock are registered for resale.

As a result of the financing completed by the Company during the three months ended September 30, 2015, the exercise price of all of the 2013 Investor Warrants was reduced from $32.00 to $31.40. As a result of the financing completed by the Company during the three months ended September 30, 2017, the exercise price of certain of the 2013 Investor Warrants was further reduced from $31.40 to $26.80. The change in exercise price did not result in a material change in the fair value of the derivative liability. All of the 2013 Investor Warrants giving rise to their respective portion of the derivative liability have expired as of June 30, 2018.

2013 Investor Warrant exercises

During the year ended June 30, 2017, 6,010 of the 2013 Investor Warrants were exercised at an exercise price of $31.40 per share. Also, 500 of the previously amended 2013 Investor Warrants were exercised. The Company received proceeds of $204,659 from these exercises. The warrants that have been exercised were revalued at their respective exercise dates and then the reclassification to equity was recorded resulting in $238,474 of the derivative liability being reclassified to equity.

There were no exercises of 2013 Investor Warrants during the year ended June 30, 2018.

2013 Investor Warrant amendments

During the year ended June 30, 2017, 1,594 of the 2013 Investor Warrants were amended. As a result, the Company has reclassified $53,006 from the derivative liability to equity. The 2013 Investor Warrants were revalued to their respective amendment dates and were then reclassified to equity.

There were no amendments of 2013 Investor Warrants during the year ended June 30, 2018.

2015 Agent Warrants

As part of the Company’s financing completed in a prior period, the Company issued warrants to purchase 2,348 shares of common stock to certain placement agents (“2015 Agent Warrants”) and recognized them as a derivative liability of $29,594 at the time of issuance. The 2015 Agent Warrants are exercisable at a per share price equal to $30.00 until July 15, 2020. During the year ended June 30, 2017, 68 of the 2015 Agent Warrants were exercised for cash proceeds of $2,040 and 100 of the 2015 Agent Warrants were exercised on a cashless basis for 59 shares of common stock. The total reclassification to equity subsequent to revaluation at the respective exercise dates was $9,935.

There were no exercises of the 2015 Agent Warrants during the year ended June 30, 2018.

The Company’s derivative liability is summarized as follows:

	Years ended June 30,
	2018 $	2017 $
Opening balance	61,228	693,700
Change in fair value of warrants	(60,111)	(331,057)
Reclassification to equity upon amendment of warrants	—	(53,006)
Reclassification to equity upon exercise of warrants	—	(248,409)

Closing balance	1,117	61,228
Less current portion	—	(33,091)

Long-term portion	1,117	28,137

The derivative liability consists of the following warrants as at June 30, 2018 and 2017:

	Year ended June 30, 2018
	Number of warrants	$
Warrants issued for services	4,375	—
2015 Agent warrants	2,177	1,117

Closing balance	6,552	1,117
Less current portion	—	—

Long-term portion	6,552	1,117

	Year ended June 30, 2017
	Number of warrants	$
2013 investor warrants	10,513	33,091
Warrants issued for services	4,375	4,468
2015 Agent warrants	2,177	23,669

Closing balance	17,065	61,228
Less current portion	(10,513)	(33,091)

Long-term portion	6,552	28,137